Summary of Long-term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 1,430,335	$ 1,441,916
Less current portion	50,364	43,784
Noncurrent portion of long-term debt	1,379,971	1,398,132
2.375% Senior Notes due 2018
Debt Instrument [Line Items]
Long-term debt	549,919	549,889
3.750% Senior Notes due 2023
Debt Instrument [Line Items]
Long-term debt	546,746	546,379
LIBOR + 1.125%, unsecured term loan | Unsecured term loan due on April 08, 2018
Debt Instrument [Line Items]
Long-term debt	175,000	185,000
LIBOR + 1.125%, unsecured term loan | Unsecured term loan due on September 10, 2017
Debt Instrument [Line Items]
Long-term debt	120,000	131,250
1.38% note payable | Due January 31, 2017
Debt Instrument [Line Items]
Long-term debt	30,000
1.50% note payable | Due September 30, 2016
Debt Instrument [Line Items]
Long-term debt	5,132	11,886
1.50% note payable | Due January 31, 2016
Debt Instrument [Line Items]
Long-term debt	336	4,332
1.50% note payable | Due December 31, 2015
Debt Instrument [Line Items]
Long-term debt		10,075
1.50% note payable | Due July 31, 2015
Debt Instrument [Line Items]
Long-term debt		1,709
LIBOR + 2.0%, unsecured term loan
Debt Instrument [Line Items]
Long-term debt	$ 3,202	$ 1,396